EQUITY	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]
NOTE 4:-	EQUITY

a.	Composition of share capital:

	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Common Shares without par value	Unlimited	13,389,551	Unlimited	7,569,526

Common Shares confer upon their holders the right to participate in the general meeting where each Common Share has one voting right in all matters, receive dividends if and when declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

On November 14, 2022, the Company’s shareholders general meeting resolved to consolidated all of its issued and outstanding Ordinary shares on a ten (10) to one (1) basis (the “Share Consolidation”). All share and per share amounts in these consolidated financial statements, give effect to the Share Consolidation for all periods presented.

b.	Capital issuances:

LIFE Offering

In January and February of 2023, the Company issued an aggregate of 2,828,248 units of the Company (each a “Unit”) at a price of US$1. 25 ($1.66) per Unit for aggregate gross proceeds of US$3,535 ($4,792) thousand in a series of closings pursuant to a non-brokered private placement offering to purchasers resident in Canada (except the Province of Quebec) and/or other qualifying jurisdictions relying on the listed issuer financing exemption under Part 5A of National Instrument 45-106 – Prospectus Exemptions (the “LIFE Offering”). Each Unit consisted of one Common Share and one Common Share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder thereof to purchase one additional Common Share at an exercise price of US$1.50 ($1.99) for a period of 36 months from the date of issue.

In addition, a non-independent director of the Company subscribed for an aggregate of 131,700 Units under the LIFE Offering at an aggregate subscription price of US$165 ($224). The director's subscription price was satisfied by the settlement of US$165 in debt owed by the Company to the director for certain consulting services previously rendered by the director to the Company.

Concurrent Offering

Concurrent with the LIFE Offering, the Company issued an aggregate of 2,317,171 Units on a non-brokered private placement basis at a price of US$1.25 ($1.66) per Unit for aggregate gross proceeds of US$2,896 ($3,926) (the “Concurrent Offering”). The Concurrent Offering was led and participated by insiders of the Company of 1,159,999 Units out of the total Concurrent offering Units. The Units offered under the Concurrent Offering were offered for sale to purchasers in all provinces and territories of Canada and jurisdictions outside Canada. pursuant to available prospectus exemptions other than for the LIFE Offering exemption.

All Units issued under the Concurrent Offering were subject to a statutory hold period of four months and one day in accordance with applicable Canadian securities laws.

Debt Settlement with L5 Capital

On May 8th, 2023, the Company announced that on May 5th, 2023, it has closed the securities for debt settlement transaction with L5 Capital (the “Debt Settlement”). Pursuant to the Debt Settlement, the Company settled outstanding indebtedness of $838,776 (approximately US$615,615) through issuing 492,492 Units at a price of US$1.25 per Unit. Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance.

Issuance of shares as part of Consulting Agreement

Pursuant to the consulting agreement between the company and L5, the Company issued 50,414 shares as a result of the vested RSU according to the agreed vesting schedule. The shares were issued on May 5, 2023.

c.	Changes in issued and outstanding share capital:

Number of shares

Balance as of January 1, 2023	7,569,526

Issuance of Common Shares pursuant to private placement offering	5,277,119
Issuance of Common Shares pursuant to debt settlement	492,492
Issuance of Common Shares pursuant to vested RSUs	50,414

Balance as of June 30, 2023	13,389,551

The following table lists the movement in the number of share options and the weighted average exercise prices of share options in the 2018 Plan:

	Six months ended June 30, 2023
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the period	519,170	$37.61

Options granted during the period	3,000	1.10
Options forfeited during the period	(45,568)	(55.02)

Options outstanding at the end of the period	476,602	$35.72

Options exercisable at the end of the period	400,174	$38.90